Intangible Assets	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 5. INTANGIBLE ASSETS

Intangible assets that have finite lives are amortized over their useful lives. The intangible assets, their original fair values and their net book values are detailed below as of September 30, 2013 and December 31, 2012:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
September 30, 2013:
Technology and intellectual property	$1,757,651	$(147,700)	$1,609,951	11.0 to 20.0 years

December 31, 2012:
Technology and intellectual property	$988,629	$(124,219)	$864,410	11.6 to 20.0 years

Total intangible amortization expense was $12,000 and $61,000 for the three months ended September 30, 2013 and 2012, respectively. Total intangible amortization expense was $27,000 and $198,000 for the nine months ended September 30, 2013 and 2012, respectively.

Impairment of Intangible Assets

Intangible assets with estimable useful lives are amortized over their respective useful lives to their estimated residual values, and reviewed to determine if their estimable lives have decreased. Long-lived assets, including intangible assets subject to amortization, are reviewed for impairment whenever, in management’s judgment, conditions indicate a possible impairment. Such impairment tests compare the estimated undiscounted cash flows attributable to such assets to the carrying value of the asset. If an impairment is indicated, the asset is written down to its fair value based on an estimate of its discounted cash flows.

The Company reviewed the amortizable intangible assets acquired in the acquisition of LSGBV for impairment as of September 30, 2012 primarily due to LSGBV’s ongoing negative cash flows from operations, among other factors. This review included an assessment of the current use of these intangible assets and their estimated useful lives. As a result of this review, the Company recorded an impairment charge of $380,000 as of September 30, 2012.

The following table summarizes the total impairment charges recorded by the Company in the third quarter of 2012:

Patents acquired on the acquisition of LSGBV	$15,984
Trademarks acquired on the acquisition of LSGBV	19,541
License agreements acquired on the acquisition of LSGBV	44,923
Customer relationships acquired on the acquisition of LSGBV	299,089

Total impairment charge	$379,537